CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 12, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 26, 2019	Jun. 07, 2019
Class A Common Stock [Member]
Common stock par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares, authorized		200,000,000		200,000,000			200,000,000
Common stock, shares, issued		11,090,292		15,287,498			7,974,075
Common stock shares outstanding		11,090,292	3,840,000	15,287,498			7,974,075
Class B Common Stock [Member]
Common stock par value		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares, authorized		20,000,000		20,000,000			20,000,000
Common stock, shares, issued		17,250,000		17,250,000			17,250,000
Common stock shares outstanding		17,250,000	160,000	17,250,000			17,250,000	17,250,000	11,500,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Common stock par value			$ 0.01			$ 1.38
Common stock, shares, authorized			1,000,000,000			1,000,000
Common stock, shares, issued			4,000,000			100,100
Common stock shares outstanding			4,000,000			100,100
Reserve for accounts receivable	$ 322		$ 294			$ 696
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member]
Common stock, shares, authorized			800,000,000
Common stock, shares, issued	3,840,000		3,840,000
Common stock shares outstanding			3,840,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member]
Common stock, shares, authorized			200,000,000
Common stock, shares, issued	160,000		160,000
Common stock shares outstanding			160,000